Offerings - Offering: 1	Jun. 10, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,508,625
Proposed Maximum Offering Price per Unit	31.02
Maximum Aggregate Offering Price	$ 108,837,547.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,030.47
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, this Registration Statement also covers such indeterminable number of additional shares of common stock of the Registrant, par value $.001, as may become issuable to prevent dilution in the event of stock splits, stock dividends or similar transactions pursuant to the terms of the Stock Incentive Plan of the Registrant. Represents 3,508,625 additional shares of common stock reserved for issuance under the Stock Incentive Plan of the Registrant. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) under the Securities Act of 1933, based upon the average of the high and low sales of the Common Stock of the Registrant on June 9, 2026, as reported on the New York Stock Exchange. The Registrant is not relying on Rule 457(p) to offset some or all of the filing fee due.